EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Outstanding shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Nominal value per share	$ 1
Common stock conversion to preferred stock	22,887,579	500,000
Preference shares
Disclosure of classes of share capital [line items]
Preferential minimum dividend per semester per share	$ 1